JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 96.7%
Aerospace & Defense — 2.7%
Boeing Co. (The)
2.80%, 3/1/2023	270	275
3.60%, 5/1/2034	123	133
3.25%, 2/1/2035	545	569
L3Harris Technologies, Inc.
3.83%, 4/27/2025	415	443
3.85%, 12/15/2026(a)	834	896
4.40%, 6/15/2028(a)	140	156
2.90%, 12/15/2029	410	415
Northrop Grumman Corp. 3.25%, 1/15/2028	1,045	1,090
Rockwell Collins, Inc.
3.20%, 3/15/2024	624	649
3.50%, 3/15/2027	175	186
4.35%, 4/15/2047	160	190
Textron, Inc. 3.90%, 9/17/2029	298	319
TransDigm, Inc. 6.25%, 3/15/2026(a)	55	59
United Technologies Corp.
3.95%, 8/16/2025	100	109
4.13%, 11/16/2028	190	214
3.75%, 11/1/2046	505	555

		6,258

Auto Components — 0.1%
Adient US LLC 7.00%, 5/15/2026(a)	20	21
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	50	51
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	30	31
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	35	37
Icahn Enterprises LP 6.25%, 5/15/2026(a)	30	32

		172

Automobiles — 1.2%
Daimler Finance North America LLC (Germany)
3.40%, 2/22/2022(a)	470	481
2.55%, 8/15/2022(a)	720	725
Ford Motor Co. 4.75%, 1/15/2043	45	39
General Motors Co. 5.00%, 4/1/2035	530	547
Hyundai Capital America 2.85%, 11/1/2022(a)	320	322
Volkswagen Group of America Finance LLC (Germany) 2.70%, 9/26/2022(a)	610	616

		2,730

Banks — 22.4%
ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024(a)	200	209
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(b)(c)(d)	200	227
Banco Santander SA (Spain) 2.71%, 6/27/2024	1,000	1,010
Bank of America Corp.
2.50%, 10/21/2022	1,223	1,233
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	110	114
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(c)	500	527
3.25%, 10/21/2027	615	641
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(b)(c)(d)	165	182
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(c)	2,060	2,197
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	1,200	1,258
(ICE LIBOR USD 3 Month + 1.31%), 4.27%, 7/23/2029(c)	440	490
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	75	87
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032(c)	230	240
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024(a)	260	259
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024(c)	400	420
BB&T Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(b)(c)(d)	240	245
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	700	756
4.38%, 9/28/2025(a)	200	215
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(c)	645	648
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	1,955	1,972
Capital One Bank USA NA 3.38%, 2/15/2023	250	257

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Capital One NA 2.15%, 9/6/2022	905	903
Citigroup, Inc.
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	480	481
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(b)(c)(d)	120	127
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	575	583
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(c)	2,360	2,492
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(b)(c)(d)	200	207
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)	1,845	1,984
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	780	822
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(c)	270	294
(SOFR + 1.42%), 2.98%, 11/5/2030(c)	110	111
Citizens Bank NA 3.70%, 3/29/2023	820	857
Commonwealth Bank of Australia (Australia)
4.50%, 12/9/2025(a)	490	531
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 3.61%, 9/12/2034(a)(c)	310	312
3.74%, 9/12/2039(a)	200	200
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023(a)	635	670
2.63%, 7/22/2024(a)	330	334
3.75%, 7/21/2026	250	261
Credit Agricole SA (France)
3.75%, 4/24/2023(a)	250	261
3.25%, 10/4/2024(a)	360	372
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(b)(c)(d)	400	482
Danske Bank A/S (Denmark)
2.20%, 3/2/2020(a)	475	475
5.00%, 1/12/2022(a)	405	425
2.70%, 3/2/2022(a)	200	201
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(a)(c)	610	615
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	520	519
Fifth Third Bank 3.85%, 3/15/2026	270	288
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	250	265
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	650	681
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)	1,095	1,144
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	1,000	996
4.30%, 3/8/2026	650	706
Huntington Bancshares, Inc. 2.63%, 8/6/2024	325	329
KeyBank NA 3.40%, 5/20/2026	295	307
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	470	504
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(c)	265	274
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 7/18/2022	590	597
3.76%, 7/26/2023	845	887
3.41%, 3/7/2024	155	161
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	565	571
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(c)	395	404
National Bank of Canada (Canada) 2.15%, 10/7/2022(a)	480	480
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022(a)	235	243
Regions Bank (ICE LIBOR USD 3 Month + 0.50%), 3.37%, 8/13/2021(c)	500	504
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	590	613
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	2,355	2,491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029(c)	200	202
Santander UK Group Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(c)	400	406
Santander UK plc (United Kingdom) 2.88%, 6/18/2024	385	391
Societe Generale SA (France)
3.88%, 3/28/2024(a)	200	209
2.63%, 10/16/2024(a)	415	412
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(c)(d)	200	233

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)		885	888
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024		2,020	2,042
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)		470	480
(ICE LIBOR USD 3 Month + 0.74%), 3.69%, 8/2/2024(c)		225	236
3.30%, 5/15/2026		200	208
Wells Fargo & Co.
3.07%, 1/24/2023		1,145	1,167
3.75%, 1/24/2024		95	100
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(b)(c)(d)		140	151
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)		1,215	1,212
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(c)		2,160	2,230
4.40%, 6/14/2046		665	768
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)		235	247
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(c)		205	213

			51,946

Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031		375	449
4.38%, 4/15/2038		905	1,020
4.60%, 4/15/2048		245	284
4.44%, 10/6/2048		1,165	1,324
Constellation Brands, Inc. 3.15%, 8/1/2029		225	227
Keurig Dr Pepper, Inc.
2.55%, 9/15/2026		635	631
4.42%, 12/15/2046		170	183

			4,118

Biotechnology — 2.0%
AbbVie, Inc.
2.15%, 11/19/2021(a)		1,115	1,116
2.30%, 11/21/2022(a)		530	531
3.60%, 5/14/2025		550	577
3.20%, 5/14/2026(e)		330	340
3.20%, 11/21/2029(a)		665	675
4.05%, 11/21/2039(a)		170	177
4.45%, 5/14/2046		495	532
4.25%, 11/21/2049(a)		160	168
Gilead Sciences, Inc.
4.00%, 9/1/2036		225	253
4.15%, 3/1/2047		320	357

			4,726

Building Products — 0.0%(f)
Standard Industries, Inc. 4.75%, 1/15/2028(a)		40	41

Capital Markets — 7.5%
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)		550	557
Credit Suisse AG (Switzerland) 2.10%, 11/12/2021		305	306
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(c)		1,900	2,004
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(b)(c)(d)		270	292
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(b)(c)(d)		300	321
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021		830	833
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(b)(c)(d)		137	140
3.50%, 11/16/2026		1,735	1,811
3.85%, 1/26/2027		1,295	1,378
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		1,560	1,669
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)		150	163
Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022(a)		990	989
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(c)		215	225
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)		1,240	1,297
(SOFR + 1.15%), 2.72%, 7/22/2025(c)		1,595	1,614
1.88%, 4/27/2027	EUR	200	241
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(c)		1,390	1,476

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(c)	260	279
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(c)	180	203
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)	70	77
UBS Group AG (Switzerland) 3.49%, 5/23/2023(a)	780	801
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(c)(d)(g)	200	226
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)	450	457

		17,359

Chemicals — 0.4%
Mosaic Co. (The) 4.05%, 11/15/2027	411	428
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	425	433

		861

Commercial Services & Supplies — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028(a)	35	37
Nielsen Finance LLC 5.00%, 4/15/2022(a)	30	30
Prime Security Services Borrower LLC 5.75%, 4/15/2026(a)	50	52
Waste Management, Inc.
2.95%, 6/15/2024	200	207
4.15%, 7/15/2049	75	87

		413

Communications Equipment — 0.0%(f)
CommScope, Inc. 6.00%, 3/1/2026(a)	30	31

Construction Materials — 0.0%(f)
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	41	43

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	265	273
Ally Financial, Inc. 5.75%, 11/20/2025	55	60
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(a)	234	243
4.38%, 5/1/2026(a)	65	68
Ford Motor Credit Co. LLC 4.38%, 8/6/2023	300	308
General Motors Financial Co., Inc.
3.85%, 1/5/2028	155	156
5.65%, 1/17/2029	185	206
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024(a)	70	77
Springleaf Finance Corp. 7.13%, 3/15/2026	50	58

		1,449

Containers & Packaging — 0.1%
Berry Global, Inc. 4.88%, 7/15/2026(a)	30	31
International Paper Co. 4.35%, 8/15/2048	50	53
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	30	31
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	30	31

		146

Diversified Consumer Services — 0.0%(f)
Service Corp. International 4.63%, 12/15/2027	50	52

Diversified Financial Services — 3.0%
CK Hutchison International II Ltd. (United Kingdom) 2.75%, 9/6/2029(a)	415	409
CK Hutchison International Ltd. (United Kingdom)
1.88%, 10/3/2021(a)	300	297
3.25%, 4/11/2024(a)	635	650
EDP Finance BV (Portugal) 3.63%, 7/15/2024(a)	200	207
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	610	610
3.37%, 11/15/2025	845	873
4.42%, 11/15/2035	1,295	1,393
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.63%, 10/31/2024(a)	243	254
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.41%, 2/28/2022(a)	305	311
National Rural Utilities Cooperative Finance Corp. 4.30%, 3/15/2049	105	126
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	945	935
3.75%, 9/12/2046	60	66
Siemens Financieringsmaatschappij NV (Germany) 3.25%, 5/27/2025(a)	750	788

		6,919

Diversified Telecommunication Services — 3.6%
AT&T, Inc.
2.95%, 7/15/2026	170	172
4.30%, 2/15/2030	250	275
5.25%, 3/1/2037	115	137
4.30%, 12/15/2042	610	649
4.35%, 6/15/2045	575	614
4.75%, 5/15/2046	395	442
4.50%, 3/9/2048	400	435
4.55%, 3/9/2049	375	412

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
British Telecommunications plc (United Kingdom) 4.25%, 11/8/2049(a)	215	217
CCO Holdings LLC
5.75%, 2/15/2026(a)	55	58
5.13%, 5/1/2027(a)	85	90
5.00%, 2/1/2028(a)	55	58
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	30	34
5.63%, 4/1/2025	30	31
Level 3 Financing, Inc. 4.63%, 9/15/2027(a)	55	56
Sprint Capital Corp. 8.75%, 3/15/2032	95	113
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	55	59
Telefonica Emisiones SA (Spain)
4.67%, 3/6/2038	325	362
4.90%, 3/6/2048	300	340
Verizon Communications, Inc.
4.33%, 9/21/2028	520	590
4.02%, 12/3/2029	655	732
4.40%, 11/1/2034	235	273
4.27%, 1/15/2036	1,875	2,138
3.85%, 11/1/2042	55	60

		8,347

Electric Utilities — 8.7%
Baltimore Gas & Electric Co. 3.20%, 9/15/2049	185	182
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	105	119
Commonwealth Edison Co.
3.70%, 3/1/2045	270	292
3.65%, 6/15/2046	220	235
Duke Energy Carolinas LLC 3.20%, 8/15/2049	290	289
Duke Energy Indiana LLC
3.75%, 5/15/2046	533	578
Series YYY, 3.25%, 10/1/2049	140	141
Duke Energy Progress LLC 3.70%, 10/15/2046	175	189
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027(a)	657	665
Edison International
3.13%, 11/15/2022	90	90
2.95%, 3/15/2023	790	786
3.55%, 11/15/2024	390	393
5.75%, 6/15/2027	300	330
4.13%, 3/15/2028	470	475
Emera US Finance LP (Canada)
2.70%, 6/15/2021	530	534
3.55%, 6/15/2026	1,060	1,106
4.75%, 6/15/2046	200	233
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	200	225
Enel Finance International NV (Italy) 3.50%, 4/6/2028(a)	320	327
Entergy Arkansas LLC 4.95%, 12/15/2044	100	108
Entergy Louisiana LLC
2.40%, 10/1/2026	200	199
4.95%, 1/15/2045	462	502
Entergy Mississippi LLC 2.85%, 6/1/2028	225	232
Entergy Texas, Inc.
3.45%, 12/1/2027	432	451
4.00%, 3/30/2029	295	327
3.55%, 9/30/2049	240	248
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	165	165
Evergy, Inc. 2.90%, 9/15/2029	765	761
Exelon Corp.
3.50%, 6/1/2022(h)	58	59
3.40%, 4/15/2026	390	408
4.45%, 4/15/2046	50	56
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	240	257
Fortis, Inc. (Canada) 3.06%, 10/4/2026	828	851
ITC Holdings Corp.
2.70%, 11/15/2022	750	759
3.25%, 6/30/2026	1,010	1,044
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	345	376
Louisville Gas & Electric Co. 4.65%, 11/15/2043	235	280
Metropolitan Edison Co. 4.00%, 4/15/2025(a)	273	290
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	795	799
3.15%, 4/1/2024	270	279
3.50%, 4/1/2029	120	128
Ohio Power Co. 4.00%, 6/1/2049	110	127
PacifiCorp 4.13%, 1/15/2049	325	376
Pennsylvania Electric Co.
3.25%, 3/15/2028(a)	455	470
3.60%, 6/1/2029(a)	420	446
Potomac Electric Power Co. 3.60%, 3/15/2024	120	127
PPL Electric Utilities Corp. 3.00%, 10/1/2049	60	58

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Public Service Co. of Colorado Series 34, 3.20%, 3/1/2050	110	112
Sierra Pacific Power Co. 2.60%, 5/1/2026	520	526
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	680	723
Series B, 3.65%, 3/1/2028	335	356
Series C, 3.60%, 2/1/2045	235	232
Southern Co. (The) 4.40%, 7/1/2046	105	118
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	250	265
Southwestern Public Service Co. 3.70%, 8/15/2047	190	204
Tampa Electric Co. 3.63%, 6/15/2050	90	96
Union Electric Co. 3.50%, 3/15/2029	135	146
Vistra Operations Co. LLC 5.00%, 7/31/2027(a)	55	57

		20,207

Electronic Equipment, Instruments & Components — 0.0%(f)
Anixter, Inc. 6.00%, 12/1/2025	20	21
CDW LLC 4.25%, 4/1/2028	30	31

		52

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	635	658
Halliburton Co.
3.80%, 11/15/2025	125	131
4.85%, 11/15/2035	145	161
Schlumberger Holdings Corp.
4.00%, 12/21/2025(a)	21	23
3.90%, 5/17/2028(a)	1,135	1,202
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	27	27

		2,202

Entertainment — 0.1%
Netflix, Inc. 4.88%, 4/15/2028	50	51
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	125	126
Viacom, Inc. 4.38%, 3/15/2043	80	83

		260

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	30	32
2.75%, 12/15/2029	250	247
American Tower Corp.
4.40%, 2/15/2026	288	315
3.13%, 1/15/2027	327	334
3.60%, 1/15/2028	348	365
3.95%, 3/15/2029	550	590
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	25	26
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	200	207
Healthpeak Properties, Inc.
3.25%, 7/15/2026	471	489
3.00%, 1/15/2030	305	305
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	30	31
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027(a)	35	39
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(a)	30	31
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025(a)	260	265
UDR, Inc.
2.95%, 9/1/2026	170	174
3.20%, 1/15/2030	130	134
3.00%, 8/15/2031	50	50
Ventas Realty LP 3.85%, 4/1/2027	170	180
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	585	582
Welltower, Inc.
3.63%, 3/15/2024	600	631
3.10%, 1/15/2030	390	394

		5,421

Food & Staples Retailing — 0.3%
Kroger Co. (The) 3.88%, 10/15/2046	644	630

Food Products — 0.4%
Kraft Heinz Foods Co.
4.38%, 6/1/2046	353	344
4.88%, 10/1/2049(a)	130	135
Post Holdings, Inc. 5.00%, 8/15/2026(a)	30	31
Tyson Foods, Inc. 4.55%, 6/2/2047	350	404

		914

Gas Utilities — 0.8%
Atmos Energy Corp. 2.63%, 9/15/2029	215	218
Boston Gas Co. 3.00%, 8/1/2029(a)	120	123
Dominion Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	240	240
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	630	636
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	540	578
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	90	106

		1,901

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 4.90%, 11/30/2046	150	199

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Alcon Finance Corp. 2.75%, 9/23/2026(a)		200	203
Becton Dickinson and Co.
3.36%, 6/6/2024		775	806
3.70%, 6/6/2027		450	482
Boston Scientific Corp.
3.75%, 3/1/2026		290	312
4.55%, 3/1/2039		220	260
4.70%, 3/1/2049		70	86
Medtronic Global Holdings SCA
1.75%, 7/2/2049	EUR	100	110

			2,458

Health Care Providers & Services — 4.1%
Aetna, Inc.
2.75%, 11/15/2022		163	165
4.13%, 11/15/2042		250	258
3.88%, 8/15/2047		410	413
Anthem, Inc.
3.50%, 8/15/2024		380	398
3.65%, 12/1/2027		360	380
Centene Corp. 5.38%, 6/1/2026(a)		30	32
Cigna Corp.
3.40%, 9/17/2021		222	227
3.75%, 7/15/2023		170	178
4.38%, 10/15/2028		710	787
CVS Health Corp.
2.63%, 8/15/2024		250	252
2.88%, 6/1/2026		721	730
3.00%, 8/15/2026		40	41
4.30%, 3/25/2028		695	758
3.25%, 8/15/2029		60	61
4.78%, 3/25/2038		305	347
5.05%, 3/25/2048		410	484
DaVita, Inc. 5.00%, 5/1/2025		55	57
Encompass Health Corp. 4.50%, 2/1/2028		30	31
Express Scripts Holding Co. 3.90%, 2/15/2022		605	623
HCA, Inc.
5.00%, 3/15/2024		500	543
5.25%, 4/15/2025		370	412
5.88%, 2/15/2026		95	107
5.25%, 6/15/2026		235	262
4.50%, 2/15/2027		565	610
5.25%, 6/15/2049		325	365
Tenet Healthcare Corp.
4.88%, 1/1/2026(a)		75	78
6.25%, 2/1/2027(a)		55	59
UnitedHealth Group, Inc.
3.10%, 3/15/2026		525	552
3.50%, 8/15/2039		200	212
3.70%, 8/15/2049		170	182

			9,604

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc. 4.55%, 2/15/2048		25	26
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026		30	31
Hilton Worldwide Finance LLC 4.88%, 4/1/2027		30	32
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026		30	33
McDonald’s Corp.
3.70%, 2/15/2042		90	93
3.63%, 5/1/2043		310	319
3.63%, 9/1/2049		450	459
MGM Resorts International 4.63%, 9/1/2026		90	95
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)		30	31
Starbucks Corp. 3.75%, 12/1/2047		215	222
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)		35	37

			1,378

Household Durables — 0.1%
Lennar Corp. 4.75%, 11/29/2027		55	59
Newell Brands, Inc. 4.20%, 4/1/2026(h)		50	52
Tempur Sealy International, Inc. 5.50%, 6/15/2026		30	31

			142

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028		30	31
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)		45	50
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)		270	272
Spectrum Brands, Inc. 5.75%, 7/15/2025		40	42

			395

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.
7.25%, 5/15/2026		55	60
4.45%, 6/15/2029(a)		220	232

			292

Industrial Conglomerates — 0.4%
3M Co. 3.25%, 8/26/2049		150	149
General Electric Co.
2.70%, 10/9/2022		130	131
3.10%, 1/9/2023		125	128
4.13%, 10/9/2042		55	58
Roper Technologies, Inc.
2.95%, 9/15/2029		440	444

			910

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Insurance — 1.7%
American International Group, Inc. 3.88%, 1/15/2035	520	554
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	335	395
4.25%, 1/15/2049	80	95
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(c)	155	189
Jackson National Life Global Funding 3.88%, 6/11/2025(a)	200	216
Lincoln National Corp. 3.80%, 3/1/2028	230	245
MetLife, Inc.
6.40%, 12/15/2036	200	245
4.13%, 8/13/2042	165	186
Pricoa Global Funding I 3.45%, 9/1/2023(a)	590	618
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(c)	200	216
3.91%, 12/7/2047	35	38
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	343	347
3.85%, 9/19/2023(a)	390	408
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(c)	200	221

		3,973

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	155	165
3.88%, 8/22/2037	155	176

		341

IT Services — 1.5%
Fiserv, Inc. 3.50%, 7/1/2029	600	630
Global Payments, Inc.
2.65%, 2/15/2025	310	311
3.20%, 8/15/2029	180	183
International Business Machines Corp.
3.00%, 5/15/2024	725	750
3.30%, 5/15/2026	645	679
3.50%, 5/15/2029	495	534
4.15%, 5/15/2039	145	164
4.25%, 5/15/2049	215	247
Zayo Group LLC 6.38%, 5/15/2025	55	56

		3,554

Leisure Products — 0.0%(f)
Mattel, Inc. 6.75%, 12/31/2025(a)	50	52

Life Sciences Tools & Services — 0.4%
Avantor, Inc. 6.00%, 10/1/2024(a)	30	32
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	560	576
2.60%, 10/1/2029	350	346

		954

Media — 3.0%
Charter Communications Operating LLC
3.75%, 2/15/2028	130	134
5.38%, 5/1/2047	365	406
5.75%, 4/1/2048	120	139
5.13%, 7/1/2049	100	108
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	50	52
Comcast Corp.
2.35%, 1/15/2027	1,255	1,255
3.20%, 7/15/2036	665	678
3.25%, 11/1/2039	385	391
3.40%, 7/15/2046	200	205
3.45%, 2/1/2050	990	1,015
Cox Communications, Inc.
3.35%, 9/15/2026(a)	450	467
4.60%, 8/15/2047(a)	235	260
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	25	25
Discovery Communications LLC
3.95%, 3/20/2028	565	597
5.30%, 5/15/2049	80	92
DISH DBS Corp. 5.88%, 11/15/2024	70	70
Fox Corp.
4.03%, 1/25/2024(a)	56	60
5.58%, 1/25/2049(a)	175	223
iHeartCommunications, Inc. 5.25%, 8/15/2027(a)	30	31
Sirius XM Radio, Inc. 5.38%, 4/15/2025(a)	65	67
Time Warner Cable LLC
5.50%, 9/1/2041	365	406
4.50%, 9/15/2042	295	295
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	50	53

		7,029

Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	30	31
Glencore Funding LLC (Switzerland)
4.00%, 3/27/2027(a)	510	529
4.88%, 3/12/2029(a)	145	157
Newcrest Finance Pty. Ltd. (Australia)
4.20%, 10/1/2022(a)	400	417

		1,134

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Multi-Utilities — 1.6%
Ameren Corp. 2.50%, 9/15/2024	617	618
Berkshire Hathaway Energy Co. 4.45%, 1/15/2049	130	155
Dominion Energy, Inc.
2.72%, 8/15/2021(h)	210	211
3.90%, 10/1/2025	230	246
Series D, 2.85%, 8/15/2026	474	481
NiSource, Inc. 2.95%, 9/1/2029	150	150
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	230	235
San Diego Gas & Electric Co.
2.50%, 5/15/2026	210	210
4.30%, 4/1/2042	315	339
Series TTT, 4.10%, 6/15/2049	240	268
Sempra Energy
3.80%, 2/1/2038	425	438
4.00%, 2/1/2048	243	253

		3,604

Oil, Gas & Consumable Fuels — 7.7%
Apache Corp. 4.38%, 10/15/2028	780	789
BP Capital Markets America, Inc.
3.41%, 2/11/2026	185	196
3.02%, 1/16/2027	827	858
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	340	357
Buckeye Partners LP 5.60%, 10/15/2044	115	96
Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	1,000	1,059
Cenovus Energy, Inc. (Canada) 5.25%, 6/15/2037	105	114
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	55	62
Cimarex Energy Co. 3.90%, 5/15/2027	220	224
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	390	424
Enable Midstream Partners LP 4.15%, 9/15/2029	435	406
Enbridge, Inc. (Canada) 3.50%, 6/10/2024	200	208
Energy Transfer Operating LP
4.75%, 1/15/2026	245	262
4.20%, 4/15/2027	344	353
5.15%, 2/1/2043	280	281
Eni SpA (Italy)
Series X-R, 4.75%, 9/12/2028(a)	205	231
4.25%, 5/9/2029(a)	400	438
Enterprise Products Operating LLC
3.13%, 7/31/2029	270	275
4.25%, 2/15/2048	225	240
4.20%, 1/31/2050	555	594
EQM Midstream Partners LP 4.00%, 8/1/2024	70	66
Exxon Mobil Corp. 3.00%, 8/16/2039	135	137
Kinder Morgan, Inc. 5.30%, 12/1/2034	240	275
Marathon Petroleum Corp. 4.75%, 9/15/2044	143	156
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)	30	31
MPLX LP
4.50%, 4/15/2038	285	285
4.70%, 4/15/2048	295	292
Newfield Exploration Co. 5.75%, 1/30/2022	250	266
Noble Energy, Inc.
3.90%, 11/15/2024	305	320
3.85%, 1/15/2028	971	1,009
5.25%, 11/15/2043	95	103
4.20%, 10/15/2049	105	101
Occidental Petroleum Corp.
3.40%, 4/15/2026	785	799
3.00%, 2/15/2027	915	912
4.30%, 8/15/2039	120	121
4.50%, 7/15/2044	70	70
ONEOK Partners LP 4.90%, 3/15/2025	245	268
ONEOK, Inc.
3.40%, 9/1/2029	355	353
4.45%, 9/1/2049	310	308
Phillips 66 4.88%, 11/15/2044	119	144
Phillips 66 Partners LP 4.90%, 10/1/2046	120	135
Plains All American Pipeline LP
4.65%, 10/15/2025	415	441
4.50%, 12/15/2026	180	189
Spectra Energy Partners LP 3.50%, 3/15/2025	845	882
Suncor Energy, Inc. (Canada) 3.60%, 12/1/2024	210	222
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	330	337
5.35%, 5/15/2045	330	341
Targa Resources Partners LP
5.88%, 4/15/2026	30	31
5.00%, 1/15/2028	30	30

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Total Capital International SA (France) 3.46%, 7/12/2049	410	438
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	163	197
Transcanada Trust (Canada) (ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(c)	277	290
Williams Cos., Inc. (The) 3.90%, 1/15/2025	750	781

		17,797

Pharmaceuticals — 4.1%
Allergan Finance LLC
3.25%, 10/1/2022	355	363
4.63%, 10/1/2042	150	163
Allergan Funding SCS
3.45%, 3/15/2022	460	470
3.80%, 3/15/2025	185	194
Allergan, Inc. 2.80%, 3/15/2023	617	622
AstraZeneca plc (United Kingdom)
4.00%, 1/17/2029	105	118
4.00%, 9/18/2042	230	255
4.38%, 11/16/2045	45	53
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	55	57
5.50%, 11/1/2025(a)	80	84
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(a)	185	191
3.88%, 8/15/2025(a)	152	164
3.45%, 11/15/2027(a)	788	846
3.40%, 7/26/2029(a)	665	714
4.13%, 6/15/2039(a)	75	87
4.55%, 2/20/2048(a)	75	92
4.25%, 10/26/2049(a)	415	492
Elanco Animal Health, Inc. 3.91%, 8/27/2021	75	77
Johnson & Johnson 3.40%, 1/15/2038	195	210
Mylan NV 3.95%, 6/15/2026	375	390
Mylan, Inc. 5.20%, 4/15/2048	40	44
Novartis Capital Corp. (Switzerland) 4.00%, 11/20/2045	115	135
Pfizer, Inc. 4.00%, 3/15/2049	215	252
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,905	1,970
Zoetis, Inc.
4.50%, 11/13/2025	755	833
3.00%, 9/12/2027	475	488
4.70%, 2/1/2043	130	156

		9,520

Road & Rail — 2.1%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	35	36
Burlington Northern Santa Fe LLC
3.90%, 8/1/2046	340	378
3.55%, 2/15/2050	275	293
Canadian Pacific Railway Co. (Canada) 3.70%, 2/1/2026	500	533
CSX Corp.
3.25%, 6/1/2027	610	644
4.25%, 3/15/2029	780	881
3.80%, 11/1/2046	290	310
Hertz Corp. (The) 5.50%, 10/15/2024(a)	35	36
Norfolk Southern Corp.
2.90%, 6/15/2026	385	397
3.95%, 10/1/2042	95	104
3.40%, 11/1/2049	450	448
Union Pacific Corp.
3.60%, 9/15/2037	70	73
3.55%, 8/15/2039	155	163
3.35%, 8/15/2046	525	517

		4,813

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp.
3.88%, 1/15/2027	375	383
3.50%, 1/15/2028	235	233
Broadcom, Inc.
3.13%, 4/15/2021(a)	440	445
4.25%, 4/15/2026(a)	740	775
Intel Corp. 2.45%, 11/15/2029	265	265

		2,101

Software — 1.0%
CDK Global, Inc. 4.88%, 6/1/2027	30	31
Microsoft Corp.
3.50%, 2/12/2035	270	299
3.45%, 8/8/2036	435	479
3.75%, 2/12/2045	135	155
Oracle Corp.
3.90%, 5/15/2035	235	265
3.80%, 11/15/2037	265	291
4.50%, 7/8/2044	90	107
4.00%, 7/15/2046	225	252
4.00%, 11/15/2047	300	336
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	30	32

		2,247

Specialty Retail — 0.6%
Lowe’s Cos., Inc.
2.50%, 4/15/2026	770	773
3.70%, 4/15/2046	392	400
4.05%, 5/3/2047	165	177
PetSmart, Inc. 5.88%, 6/1/2025(a)	25	24
Staples, Inc. 7.50%, 4/15/2026(a)	55	58

		1,432

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.
3.45%, 2/9/2045	445	470
3.85%, 8/4/2046	75	85
3.75%, 11/13/2047	425	475
Dell International LLC
6.02%, 6/15/2026(a)	87	99
4.90%, 10/1/2026(a)	991	1,078
EMC Corp. 3.38%, 6/1/2023	60	61
NCR Corp. 5.75%, 9/1/2027(a)	30	31

		2,299

Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
4.63%, 7/11/2024(a)	300	322
5.15%, 7/21/2024(a)	415	456
4.88%, 4/1/2026(a)	200	220
3.38%, 12/2/2026	250	264
3.25%, 1/11/2028(a)	250	261
2.70%, 10/1/2029(a)	315	313
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	360	369
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(c)	200	207
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)	200	211

		2,623

Tobacco — 2.4%
Altria Group, Inc.
4.80%, 2/14/2029	1,060	1,172
3.88%, 9/16/2046	405	384
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026	585	586
4.39%, 8/15/2037	845	835
4.54%, 8/15/2047	300	292
Imperial Brands Finance plc (United Kingdom)
3.13%, 7/26/2024(a)	835	838
3.50%, 7/26/2026(a)	365	365
Philip Morris International, Inc.
2.13%, 5/10/2023	535	534
3.88%, 8/21/2042	430	453

		5,459

Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.63%, 12/1/2027	365	378
3.25%, 10/1/2029	585	581
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	30	31
United Rentals North America, Inc.
5.50%, 5/15/2027	35	38
4.88%, 1/15/2028	30	31

		1,059

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	435	461
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	30	33
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	100	102
Sprint Corp. 7.63%, 3/1/2026	55	60
T-Mobile USA, Inc.
6.50%, 1/15/2026	35	37
4.75%, 2/1/2028	55	58
Vodafone Group plc (United Kingdom)
5.00%, 5/30/2038	305	351
4.25%, 9/17/2050	545	565

		1,667

TOTAL CORPORATE BONDS (Cost $215,751)		224,035

ASSET-BACKED SECURITIES — 0.7%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	199	205
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	184	189
Series 2019-1, Class AA, 3.15%, 2/15/2032	340	357
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	130	136
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	160	167
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	190	193
United Airlines Pass-Through Trust
Series 2019-1, Class AA, 4.15%, 8/25/2031	168	183
Series 2019-2, Class AA, 2.70%, 5/1/2032	130	130

TOTAL ASSET-BACKED SECURITIES (Cost $1,509)		1,560

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
PREFERRED STOCKS — 0.2%
Electric Utilities — 0.2%
SCE Trust II 5.10%, 3/15/2018 ($25 par value)(i) (Cost $423)	19	456

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(j)(k) (Cost $5,499)	5,497	5,499

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(f)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (Cost $5)	5	5

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 1.51%, 2/6/2020(l) (Cost $396)	397	396

TOTAL SHORT-TERM INVESTMENTS (Cost $5,900)		5,900

Total Investments — 100.1% (Cost $223,583)		231,951
Liabilities in Excess of Other Assets — (0.1)%		(186)

Net Assets — 100.0%		231,765

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $5,000.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(i)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2019.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2019.
(l)	The rate shown is the effective yield as of November 30, 2019.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	61	03/2020	USD	13,152	(7)
U.S. Treasury Long Bond	64	03/2020	USD	10,178	(31)
U.S. Treasury Ultra Bond	71	03/2020	USD	13,335	2

					(36)

Short Contracts
Euro-Bund	(1)	12/2019	EUR	(189)	6
Euro-Buxl	(1)	12/2019	EUR	(229)	14
U.S. Treasury 5 Year Note	(91)	03/2020	USD	(10,827)	3
U.S. Treasury 10 Year Note	(152)	03/2020	USD	(19,665)	43
U.S. Treasury 10 Year Ultra Note	(51)	03/2020	USD	(7,254)	15

					81

					45

Abbreviations

EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	382	EUR	341	Barclays Bank plc	12/4/2019	6

Total unrealized appreciation						6

EUR	20	USD	22	State Street Corp.	12/4/2019	(1)
USD	126	EUR	114	Citibank, NA	1/3/2020	—	(a)
USD	103	EUR	93	Goldman Sachs International	1/3/2020	—	(a)
USD	126	EUR	114	HSBC Bank, NA	1/3/2020	—	(a)

Total unrealized depreciation						(1)

Net unrealized appreciation						5

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$5,960	$225,991	$—	$231,951

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts(a)	$—	$6	$—	$6
Futures Contracts(a)	83	—	—	83

Total Appreciation in Other Financial Instruments	$83	$6	$—	$89

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts(a)	$—	$(1)	$—	$(1)
Futures Contracts(a)	(38)	—	—	(38)

Total Depreciation in Other Financial Instruments	$(38)	$(1)	$—	$(39)

(a)	All Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019

Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2019	Shares at November 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$2,766	$115,747	$113,013	$(1)	—	(c)	$5,499	5,497	$142		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	1,465	1,460	—	—		5	5	—	(c)	—

Total	$2,766	$117,212	$114,473	$(1)	$—	(c)	$5,504		$142		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.